Total Equity - Additional Information (Detail) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 552,777,321		$ 552,777,321
Number of shares outstanding	8,201,754,580
Share premium	$ 85,511,492		$ 85,511,492	$ 206,008,557
Dividend Policy for 2016 [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividend policy description	Policy established the distribution as final dividends of an amount equal to 50% of net profits for 2016, of which up to 15% of net profit for the nine month period ended September 30, 2016.
Dividend policy for 2017 [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividend policy description	Policy established the distribution as final dividends of an amount equal to 55% of net profits for 2017, of which up to 15% of net profit for the nine month period ended September 30, 2016.
Final Dividends [Member] | Dividend Policy for 2016 [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividend Per Share	$ 11.02239	$ 21.56050
Final Dividends [Member] | Dividend policy for 2017 [Member]
Disclosure Of Shareholders Equity [Line Items]
Dividend Per Share	$ 21.5605